Basic and Diluted Net Loss Per Share - Schedule of Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Antidilutive shares	11,582,334	13,666,630	78,544
Ordinary share options [Member]
Schedule of Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Antidilutive shares	1,051,550	267,776	71,456
Warrants [Member]
Schedule of Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Antidilutive shares	10,530,784	13,398,854	7,088